Interest Income and Interest Expense (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Interest income
Loans	$ 9,507	$ 10,557
Securities	2,216	2,904
Trading assets	2,885	2,760
Federal funds sold and securities purchased under resale agreements	543	407
Securities borrowed	47	29
Deposits with banks	101	95
Other assets	148	93
Total interest income	15,447	16,845
Interest expense
Interest-bearing deposits	922	844
Short-term and other liabilities	818	562
Long-term debt	1,588	1,399
Beneficial interests issued by consolidated VIEs	214	330
Interest expense	3,542	3,135
Net interest income	11,905	13,710
Provision for credit losses	1,169	7,010
Net interest income after provision for credit losses	$ 10,736	$ 6,700